Investment Risks	Mar. 11, 2026
Kurv Ether Enhanced Income ETF | Ether Risk [Member]
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Ether Risk. Ether and Ether futures are relatively new investments. They are subject to unique and substantial risks, including significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You should be prepared to lose your entire investment. The performance of Ether futures contracts and therefore the performance of the Ether Fund may differ significantly from the performance of Ether.

Investments linked to Ether can be highly volatile compared to investments in traditional securities and the Fund may experience sudden and large losses. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment within a single day.

The Fund’s investments in Ether-related ETPs and derivatives on Ether and Ether-related instruments, however, can differ from a direct investment in Ether. Investing directly in Ether provides exposure to the market price of the digital asset itself. As the Fund does not invest directly in Ether but instead obtains exposure through Ether-related ETPs or derivative instruments referencing Ether, the Fund’s returns may differ from the performance of Ether due to factors such as derivative pricing, margin requirements, roll costs, and other market or operational considerations associated with pooled investment vehicles or derivative instruments.

A number of factors affecting the price and market for Ether.

Supply and demand for Ether – It is believed that speculators and investors who seek to profit from trading and holding Ether currently account for a significant portion of Ether demand. Such speculation regarding the potential future appreciation in the price of Ether may artificially inflate or deflate the price of Ether. Market fraud and/or manipulation and other fraudulent trading practices such as the intentional dissemination of false or misleading information (e.g., false rumors) can, among other things, lead to a disruption of the orderly functioning of markets, significant market volatility, and cause the value of Ether futures to fluctuate quickly and without warning.

Adoption and use of Ether – The continued adoption of Ether will require growth in its usage as a means of payment. Even if growth in Ether adoption continues in the near or medium-term, there is no assurance that Ether usage will continue to grow over the long-term. A contraction in the use of Ether may result in a lack of liquidity, increased volatility in and a reduction to the price of Ether.

The regulatory environment relating to Ether and Ether futures – The regulation of Ether, digital assets and related products and services continues to evolve. The inconsistent and sometimes conflicting regulatory landscape may make it more difficult for Ether businesses to provide services, which may impede the growth of the Ether economy and have an adverse effect on consumer adoption of Ether. There is a possibility of future regulatory change altering, perhaps to a material extent, the ability to buy and sell Ether and Ether futures. Similarly, future regulatory changes could impact the ability of the Fund to achieve its investment objective, alter, the nature of an investment in the Fund or the ability of the Fund to continue to operate, as planned.

Margin requirements and position limits applicable to Ether futures contracts – Margin levels for Ether futures contracts are substantially higher than the margin requirements for more established futures contracts. Additionally, the futures commission merchants (“FCMs”) utilized by the Fund may impose margin requirements in addition to those imposed by the exchanges. Margin requirements are subject to change, and may be raised in the future by the exchanges and the FCMs. High margin requirements could prevent the Fund from obtaining sufficient exposure to Ether futures and may adversely affect its ability to achieve its investment objective. Further, FCMs utilized by the Funds may impose limits on the amount of exposure to futures contracts the Fund can obtain through such FCMs. If the Fund cannot obtain sufficient exposure through its FCMs, the Fund may not be able to achieve its investment objective.

Largely unregulated marketplace – Ether, the Ethereum network and the Ether trading venues are relatively new and, in most cases, largely unregulated. As a result of this lack of regulation, individuals, or groups may engage in insider trading, fraud or market manipulation with respect to Ether. Such manipulation could cause investors in Ether to lose money, possibly the entire value of their investments. Over the past several years, a number of Ether trading venues have been closed due to fraud, failure or security breaches. The nature of the assets held at Ether trading venues make them appealing targets for hackers and a number of Ether trading venues have been victims of cybercrimes and other fraudulent activity. These activities have caused significant, in some cases total, losses for Ether investors. Investors in Ether may have little or no recourse should such theft, fraud or manipulation occur. There is no central registry showing which individuals or entities own Ether or the quantity of Ether that is owned by any particular person or entity. There are no regulations in place that would prevent a large holder of Ether or a group of holders from selling their Ethers, which could depress the price of Ether, or otherwise attempting to manipulate the price of Ether or the Ethereum network. Events that reduce user confidence in Ether, the Ethereum network and the fairness of Ether trading venues could have a negative impact on the price of Ether and the value of an investment in the Fund.

Cybersecurity – As a digital asset Ether is subject to the risk that malicious actors will exploit flaws in its code or structure that will allow them to, among other things, steal Ether held by others, control the blockchain, steal personally identifying information, or issue significant amounts of Ether in contravention of the Ethereum protocols. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of Ether and Ether futures contracts and therefore the value of an investment in the Fund. Additionally, the Ethereum network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the Ethereum network. Any technical disruptions or regulatory limitations that affect Internet access may have an adverse effect on the Ethereum network, the price of Ether and the value of an investment in the Fund.

Forks – The open-source nature of the Ethereum protocol permits any developer to review the underlying code and suggest changes. If some users adopt a change while others do not and that change is not compatible with the existing software, a fork occurs. Several forks have already occurred in the Ethereum network resulting in the creation of new, separate digital assets. Which fork will be considered to be Ether for purposes of the BRR is determined by CF Benchmarks. Forks and similar events could adversely affect the price and liquidity of Ether and the value of an investment in the Fund.

Costs of Rolling Futures Contracts – Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in contango, the Fund may sell the expiring Ether futures at a lower price and buy a longer-dated Ether futures at a higher price, resulting in a negative roll yield (i.e., a loss to the Fund). When rolling futures contracts that are in backwardation, the Fund may sell the expiring Ether futures at a higher price and buy the longer-dated Ether futures at a lower price, resulting in a positive roll yield (i.e., a gain to the Fund). Extended period of contango or backwardation may cause significant and sustained losses. Additionally because of the frequency with which the Fund may roll futures contracts, the impact of contango or backwardation on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.

Liquidity Risk – The market for Ether futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so. It is also possible that, if the Fund’s assets become significant relative to the overall market, the large size of its positions potentially could impact futures contracts prices and contribute to illiquidity. Any type of disruption or illiquidity will potentially be exacerbated due to the fact that the Fund typically invests in Ether futures contracts. Limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity and have a negative impact on Fund performance. During periods of market illiquidity, including periods of market disruption and volatility, it may be difficult or impossible for a Fund to buy or sell futures at desired prices or at all.

Kurv Ether Enhanced Income ETF | Ether Tax Risk [Member]
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Ether Tax Risk. By investing in Ether-related ETPs indirectly through the Subsidiary, the Fund will obtain exposure to the crypto asset Ether within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation organized under the laws of the Cayman Islands, any income received by the Fund from its investments in the Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

A direct investment by the Fund in a Ether ETP will generally be treated as a direct investment in Ether for U.S. federal income tax purposes. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) requires, among other things, that at least 90% of the Fund’s income be “qualifying income.” Although the income from a direct investment in Ether-related ETPs is not treated as qualifying income, the income generated from the Fund’s options on the Ether-related ETPs or indices that use one or more Ether-related ETPs as the reference asset is, in the Fund’s view, qualifying income because the option itself is the relevant security for purposes of Section 851(b)(2)) of the Code.

To the extent the IRS disagrees with this view regarding the option itself being the relevant security for recognition of qualifying income, then the Fund may fail to qualify as a RIC under the Code. If, in any year, the Fund fails to qualify as a RIC and was ineligible to or was not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation and subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. See “Options Risk” and “Derivatives Risk” below for additional risks regarding the Fund’s options strategy.

Kurv Ether Enhanced Income ETF | Ether Futures Risks [Member]
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Ether Futures Risks. The market for derivatives linked to Ether may be less developed, and potentially less liquid and more volatile, than more established markets. While these markets have grown substantially since Ether derivatives commenced trading, there can be no assurance that this growth will continue. The price for Ether futures and options is based on a number of factors, including the supply of and the demand for these derivatives. Market conditions and expectations, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for these derivatives. Additionally, due to the high margin requirements that are unique to Ether futures contracts, the Ether Fund or the ETFs in which it invests may experience difficulty maintaining the desired level of exposure to Ether solely through futures contracts. If the Ether Fund or an underlying ETF is unable to achieve such exposure it may not be able to meet its investment objective and its returns may be different or lower than expected. Additionally, collateral requirements may require the Ether Fund or underlying ETF to liquidate their positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like Ether futures may be considered aggressive and may expose the Ether Fund or underlying ETFs to significant risks. These risks include counterparty risk and liquidity risk.

Kurv Ether Enhanced Income ETF | Custody Risk [Member]
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Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The Ether held by the Ether-related ETPs’ custodian will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal the Ether-related ETPs’ ether. To the extent that the Ether-related ETPs and their service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, a Ether ETP’s ether may be subject to theft, loss, destruction or other attack. The Ether-related ETPs have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards”, and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Ether-related ETPs and the security procedures may not protect against all errors, software flaws or other vulnerabilities in an Ether ETP’s technical infrastructure, which could result in theft, loss or damage of its assets. The Ether-related ETPs do not control the operations of their service providers or their implementation of such security procedures and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding a Ether ETP’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of an Ether ETP’s service providers, and, as a result, an unauthorized party may obtain access to the Ether ETP’s account at the custodian where its ether is held, the relevant private keys (and therefore ether) or other data or property of a Ether ETP. Additionally, outside parties may attempt to fraudulently induce employees of a Ether ETP or its service providers to disclose sensitive information in order to gain access to a Ether ETP’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, a Ether ETP and its service providers may be unable to anticipate these techniques or implement adequate preventative measures.

Kurv Ether Enhanced Income ETF | Digital Assets/Cryptocurrency Risk [Member]
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Digital Assets/Cryptocurrency Risk. The performance of Ether, and consequently the Ether Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including Ether, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Ether, could have a material adverse effect on the value of the Ether Fund’s shares and the shares could lose all or substantially all of their value. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of Ether as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of Ether. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as Ether, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Kurv Ether Enhanced Income ETF | Ether ETF Investing Risk [Member]
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Ether ETF Investing Risk. Issuer-specific attributes related to ETFs in which the Ether Fund may invest may cause an investment held by the Ether Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Ether Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of Ether and the Ether Fund’s investments in the ETFs will not perform exactly the same as the Ether Fund’s direct investments in Ether.

Kurv Ether Enhanced Income ETF | Exchange Traded Product (ETP) Risk [Member]
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Exchange Traded Product (ETP) Risk. The Ether Fund invests in Ether-related ETPs. Through its positions in Ether-related ETPs, the Ether Fund generally will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by or linked to a Ether-related ETP could decrease. Many of the Ether-related ETPs in which the Ether Fund invests may not registered, nor required to be registered, as investment companies subject to the 1940 Act and, therefore, would not subject to the regulatory scheme of the 1940 Act. Additionally, many of the Ether-related ETPs are not commodity pools for purposes of the Commodities Exchange Act (“CEA”) and the service providers are not subject to regulation by the Commodities Futures Exchange Commission as a Commodity Pool Operator (“CPO”) or Commodity Trading Adviser in connection with the shares of the Ether-related ETPs and, therefore, shareholders do not have the protections provided to investors in CEA regulated instruments or CPOs. When the Ether Fund invests in a Ether-related ETP, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the Ether-related ETP’s expenses (including operating costs and management fees).

Kurv Ether Enhanced Income ETF | Risks of Investing in Other Investment Companies [Member]
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Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Ether Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Ether Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Ether Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Ether Fund’s investment will decline, adversely affecting the Ether Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Ether Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Ether Fund’s holdings in those shares at the most optimal time, adversely affecting the Ether Fund’s performance.

Kurv Ether Enhanced Income ETF | Derivatives Risk [Member]
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Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Ether Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Ether Fund. The Ether Fund’s use of derivatives or other similar investments may result in losses to the Ether Fund, a reduction in the Ether Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Ether Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Ether Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The Ether Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the Ether Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Ether Fund’s ability to invest in derivatives, limit the Ether Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Ether Fund’s performance.

Kurv Ether Enhanced Income ETF | Options Risk [Member]
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Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Ether Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Ether Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Ether Fund’s performance. To the extent that the Ether Fund invests in over-the-counter options, the Ether Fund may be exposed to counterparty risk.

Kurv Ether Enhanced Income ETF | FLEX Options Risk [Member]
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FLEX Options Risk:. The Ether Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The Ether Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Ether Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Ether Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Ether Fund at prices that reflect the market price of the Shares, the Ether Fund’s NAV and, in turn the share price of the Ether Fund, could be negatively impacted. The FLEX Options utilized by the Ether Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Ether-related ETP. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as Ether-related ETP’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Ether Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Ether-related ETP’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv Ether Enhanced Income ETF | Call Risk [Member]
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Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Ether Fund has invested in, the Ether Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Ether Enhanced Income ETF | Concentration Risk [Member]
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Concentration Risk: Because the Fund invests more than 25% of its assets in Ether-related ETPs and derivatives on Ether-related instruments, the Fund’s net asset value may fluctuate more than that of a fund that does not concentrate in Ether-related ETPs and derivatives on Ether-related instruments.

Kurv Ether Enhanced Income ETF | Counterparty Risk [Member]
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Counterparty Risk: Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Kurv Ether Enhanced Income ETF | Credit Risk [Member]
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Credit Risk: the risk that the Ether Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Ether Enhanced Income ETF | Currency Risk [Member]
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Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Ether Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Ether Enhanced Income ETF | Emerging Markets Risk [Member]
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Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Ether Enhanced Income ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
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Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The Ether Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Kurv Ether Enhanced Income ETF | Market Price Variance Risk [Member]
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●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Ether Enhanced Income ETF | Authorized Participant Risk [Member]
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●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Ether Fund’s NAV.

Kurv Ether Enhanced Income ETF | Trading Issues [Member]
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●	Trading Issues: In stressed market conditions, the market for the Ether Fund’s shares may become less liquid in response to the deteriorating liquidity of the Ether Fund’s portfolio. This adverse effect on the liquidity of the Ether Fund’s shares may, in turn, lead to differences between the market value of the Ether Fund’s shares and the Ether Fund’s NAV.

Kurv Ether Enhanced Income ETF | Absence of Active Trading Market Risk [Member]
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●	Absence of Active Trading Market Risk: An active trading market for the Ether Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Ether Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Ether Fund’s shares.

Kurv Ether Enhanced Income ETF | Foreign (Non-U.S.) Investment Risk [Member]
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Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Ether Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Ether Enhanced Income ETF | High Yield Risk [Member]
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High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Ether Enhanced Income ETF | Interest Rate Risk [Member]
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Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Ether Enhanced Income ETF | Leveraging Risk [Member]
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Leveraging Risk: the risk that certain transactions of the Ether Fund, such as reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Ether Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Ether Enhanced Income ETF | Liquidity Risk [Member]
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Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Ether Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Ether Enhanced Income ETF | Management Risk [Member]
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Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Ether Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Ether Fund will be achieved.

Kurv Ether Enhanced Income ETF | Market Risk [Member]
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Market Risk: the risk that the value of securities owned by the Ether Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Ether Enhanced Income ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
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Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Ether Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Ether Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Kurv Ether Enhanced Income ETF | New Fund Risk [Member]
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New Fund Risk:  the risk that a new fund’s performance may not represent how the Ether Fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Kurv Ether Enhanced Income ETF | Short Exposure Risk [Member]
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Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Ether Fund.

Kurv Ether Enhanced Income ETF | Small Fund Risk [Member]
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Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Ether Enhanced Income ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Ether Enhanced Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The Ether Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Ether Fund realizes from its investments. As a result, a larger portion of the Ether Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Ether Fund. The use of derivatives, such as call options, may cause the Ether Fund to realize higher amounts of short-term capital gains or otherwise affect the Ether Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Ether Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

To qualify as a regulated investment company (“RIC”), the Ether Fund must meet certain requirements concerning the source of its income. The Ether Fund’s investment in the Subsidiary is intended to provide exposure to Ether in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in certain instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Ether Fund may cease to qualify as a RIC because the Ether Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Ether Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

Kurv Ether Enhanced Income ETF | Wholly-Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Ether Fund and the Subsidiary, respectively, are organized, could result in the inability of the Ether Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Ether Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns. By investing in Ether and Ether-related ETFs indirectly through the Subsidiary, the Ether Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Ether Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Ether Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Kurv Ether Enhanced Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Ether Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Ether Fund.
Kurv Ether Enhanced Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Ether Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv XRP Enhanced Income ETF | Custody Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Custody Risk. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The XRP held by the XRP-related ETPs’ custodian will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal the XRP-related ETPs’ XRP. To the extent that the XRP-related ETPs and their service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, a XRP-related ETP’s XRP may be subject to theft, loss, destruction or other attack. The XRP-related ETPs have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards”, and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the XRP-related ETPs and the security procedures may not protect against all errors, software flaws or other vulnerabilities in an XRP-related ETP’s technical infrastructure, which could result in theft, loss or damage of its assets. The XRP-related ETPs do not control the operations of their service providers or their implementation of such security procedures and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding a XRP-related ETP’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of an XRP-related ETP’s service providers, and, as a result, an unauthorized party may obtain access to the XRP-related ETP’s account at the custodian where its XRP is held, the relevant private keys (and therefore XRP) or other data or property of a XRP-related ETP. Additionally, outside parties may attempt to fraudulently induce employees of a XRP-related ETP or its service providers to disclose sensitive information in order to gain access to a XRP-related ETP’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, a XRP-related ETP and its service providers may be unable to anticipate these techniques or implement adequate preventative measures.

Kurv XRP Enhanced Income ETF | Digital Assets/Cryptocurrency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Assets/Cryptocurrency Risk. The performance of XRP, and consequently the XRP Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including XRP, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of XRP, could have a material adverse effect on the value of the XRP Fund’s shares and the shares could lose all or substantially all of their value. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of XRP as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of XRP. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as XRP, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

Kurv XRP Enhanced Income ETF | Exchange Traded Product (ETP) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Product (ETP) Risk. The XRP Fund invests in XRP-related ETPs. Through its positions in XRP-related ETPs, the XRP Fund generally will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by or linked to a XRP-related ETP could decrease. Many of the XRP-related ETPs in which the XRP Fund invests may not registered, nor required to be registered, as investment companies subject to the 1940 Act and, therefore, would not subject to the regulatory scheme of the 1940 Act. Additionally, many of the XRP-related ETPs are not commodity pools for purposes of the Commodities Exchange Act (“CEA”) and the service providers are not subject to regulation by the Commodities Futures Exchange Commission as a Commodity Pool Operator (“CPO”) or Commodity Trading Adviser in connection with the shares of the XRP-related ETPs and, therefore, shareholders do not have the protections provided to investors in CEA regulated instruments or CPOs. When the XRP Fund invests in a XRP-related ETP, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the XRP-related ETP’s expenses (including operating costs and management fees).

Kurv XRP Enhanced Income ETF | Risks of Investing in Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the XRP Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the XRP Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the XRP Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the XRP Fund’s investment will decline, adversely affecting the XRP Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the XRP Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the XRP Fund’s holdings in those shares at the most optimal time, adversely affecting the XRP Fund’s performance.

Kurv XRP Enhanced Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the XRP Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the XRP Fund. The XRP Fund’s use of derivatives or other similar investments may result in losses to the XRP Fund, a reduction in the XRP Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the XRP Fund could suffer significant losses on these contracts and the value of an investor’s investment in the XRP Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The XRP Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the XRP Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the XRP Fund’s ability to invest in derivatives, limit the XRP Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the XRP Fund’s performance.

Kurv XRP Enhanced Income ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The XRP Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the XRP Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the XRP Fund’s performance. To the extent that the XRP Fund invests in over-the-counter options, the XRP Fund may be exposed to counterparty risk.

Kurv XRP Enhanced Income ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The XRP Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The XRP Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the XRP Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the XRP Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the XRP Fund at prices that reflect the market price of the Shares, the XRP Fund’s NAV and, in turn the share price of the XRP Fund, could be negatively impacted. The FLEX Options utilized by the XRP Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the XRP-related ETP. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as XRP-related ETP’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the XRP Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the XRP-related ETP’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv XRP Enhanced Income ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the XRP Fund has invested in, the XRP Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv XRP Enhanced Income ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk: Because the Fund invests more than 25% of its assets in XRP-related ETPs and derivatives on XRP-related instruments, the Fund’s net asset value may fluctuate more than that of a fund that does not concentrate in XRP-related ETPs and derivatives on XRP-related instruments.

Kurv XRP Enhanced Income ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Kurv XRP Enhanced Income ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the XRP Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv XRP Enhanced Income ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the XRP Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv XRP Enhanced Income ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv XRP Enhanced Income ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The XRP Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Kurv XRP Enhanced Income ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv XRP Enhanced Income ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the XRP Fund’s NAV.

Kurv XRP Enhanced Income ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the XRP Fund’s shares may become less liquid in response to the deteriorating liquidity of the XRP Fund’s portfolio. This adverse effect on the liquidity of the XRP Fund’s shares may, in turn, lead to differences between the market value of the XRP Fund’s shares and the XRP Fund’s NAV.

Kurv XRP Enhanced Income ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the XRP Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the XRP Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the XRP Fund’s shares.

Kurv XRP Enhanced Income ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the XRP Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv XRP Enhanced Income ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv XRP Enhanced Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv XRP Enhanced Income ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the XRP Fund, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the XRP Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv XRP Enhanced Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the XRP Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv XRP Enhanced Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the XRP Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the XRP Fund will be achieved.

Kurv XRP Enhanced Income ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the XRP Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv XRP Enhanced Income ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The XRP Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the XRP Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Kurv XRP Enhanced Income ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk:  the risk that a new fund’s performance may not represent how the XRP Fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Kurv XRP Enhanced Income ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the XRP Fund.

Kurv XRP Enhanced Income ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv XRP Enhanced Income ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv XRP Enhanced Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The XRP Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the XRP Fund realizes from its investments. As a result, a larger portion of the XRP Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the XRP Fund. The use of derivatives, such as call options, may cause the XRP Fund to realize higher amounts of short-term capital gains or otherwise affect the XRP Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the XRP Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

To qualify as a regulated investment company (“RIC”), the XRP Fund must meet certain requirements concerning the source of its income. The XRP Fund’s investment in the Subsidiary is intended to provide exposure to XRP in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in certain instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the XRP Fund may cease to qualify as a RIC because the XRP Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the XRP Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

Kurv XRP Enhanced Income ETF | Wholly-Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the XRP Fund and the Subsidiary, respectively, are organized, could result in the inability of the XRP Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the XRP Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns. By investing in XRP and XRP-related ETFs indirectly through the Subsidiary, the XRP Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the XRP Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the XRP Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Kurv XRP Enhanced Income ETF | XRP Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

XRP Risk. Cryptocurrencies, such as XRP, operate without central authority or banks and are not backed by any government. Cryptocurrencies are often referred to as a “virtual asset” or “digital asset,” and operate as a decentralized, peer-to-peer financial trading platform and value storage that is used like money. A cryptocurrency is also not a legal tender. Investments linked to XRP can be highly volatile compared to investments in traditional securities and the Fund may experience sudden and large losses. The markets for XRP and XRP-related investments may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning.

The Fund’s investments in XRP-related ETPs and derivatives on XRP and XRP-related instruments, however, can differ from a direct investment in XRP. Investing directly in XRP provides exposure to the market price of the digital asset itself. As the Fund does not invest directly in XRP but instead obtains exposure through XRP-related ETPs or derivative instruments referencing XRP, the Fund’s returns may differ from the performance of XRP due to factors such as derivative pricing, margin requirements, roll costs, and other market or operational considerations associated with pooled investment vehicles or derivative instruments.

A number of factors affect the price and market for XRP:

Kurv XRP Enhanced Income ETF | New Technology [Member]
Prospectus [Line Items]
Risk [Text Block]

New Technology. XRP is a relatively new technological innovation with a limited operating history. XRP has a relatively limited history of existence and operations. There is a limited established performance record for the price of XRP and, in turn, a limited basis for evaluating an investment in XRP.

Kurv XRP Enhanced Income ETF | Supply and Demand of XRP [Member]
Prospectus [Line Items]
Risk [Text Block]

Supply and Demand of XRP. Unlike other digital assets such as bitcoin or Ether, XRP is not and was not mined gradually over time. Instead, all 100 billion XRP tokens were created at the time of the XRP Ledger’s launch in 2012. This means that every XRP token that exists today, or will ever exist, was generated from the outset of the XRP Ledger. As a result, there is no ability for the supply of XRP to be adjusted in response to economic conditions. For instance, there is no ability for the supply of XRP to be increased to meet rising demand, which could lead to price volatility. In addition, unlike blockchains that utilize “proof-of-work” or “proof-of-stake” where miners or stakers are rewarded with newly minted coins or tokens, XRP validators are not incentivized by block rewards since there is no new issuance of XRP.

Additionally, the fixed supply of XRP, combined with the burning of XRP (permanently destroyed) as transaction fees, could create deflationary pressure over time. A small amount of XRP is burned with every transaction to prevent spam on the network. While the amount of XRP burned per transaction is minuscule, over time, the total supply of XRP will slowly decrease. This could lead to a deflationary environment where the decreasing supply drives up the price of XRP, making it less practical as a medium of exchange. Additionally, as the total supply of XRP slowly shrinks due to burning, liquidity could become an issue in the distant future, potentially making it harder for businesses and users to access sufficient XRP for their transactions.

The fixed supply of XRP could also contribute to price volatility, especially if demand fluctuates significantly. Since the supply of XRP is fixed, any significant surge in demand can result in large price spikes. This volatility could make XRP less predictable for businesses that rely on it for payments. The fixed supply of XRP may also not scale well with rapidly expanding use cases. To the extent more businesses, financial institutions, and payment providers adopt XRP for cross-border transactions and other use cases, there is a risk that the fixed supply may not meet such growing demand, leading to supply shortages and further price volatility.

Ripple Labs holds a large portion (approximately 41-45 billion XRP as of June 2025) of the XRP supply, which has led to concerns about centralization. Despite escrow mechanisms that gradually release XRP into the market, Ripple Labs still retains control over a significant portion of XRP, which can impact market dynamics (e.g., supply and demand and volatility) if large amounts are sold. The concentration of XRP in the hands of Ripple Labs and early stakeholders could affect the market’s confidence in XRP as a decentralized asset.

Adoption and Use of XRP. The continued adoption of XRP will require growth in its usage as a means of exchange and payment. Even if growth in XRP adoption continues in the near or medium-term, there is no assurance that XRP usage will continue to grow over the long-term. A contraction in the use of XRP may result in a lack of liquidity, increased volatility in and a reduction to the price of XRP.

Largely Unregulated Marketplace. Digital asset markets, including spot markets for XRP, are growing rapidly. The spot markets through which XRP and other digital assets trade are new and, in some cases, may be subject to but not comply with their relevant jurisdiction’s regulations. These markets are local, national and international and include a broadening range of digital assets and participants. Significant trading may occur on systems and platforms with minimum predictability. Spot markets may impose daily, weekly, monthly or customer-specific transaction or withdrawal limits or suspend withdrawals entirely, rendering the exchange of XRP for fiat currency difficult or impossible.

Digital asset exchanges do not appear to be subject to, or may not comply with, regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. Many digital asset exchanges are unlicensed, unregulated, operate without extensive supervision by governmental authorities, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. In particular, those located outside the United States may be subject to significantly less stringent regulatory and compliance requirements in their local jurisdictions.

As a result, trading activity on or reported by these digital asset exchanges is generally significantly less regulated than trading in regulated U.S. securities and commodities markets, and may reflect behavior that would be prohibited in regulated U.S. trading venues. Furthermore, many spot markets lack certain safeguards put in place by more traditional exchanges to enhance the stability of trading on the exchange and prevent flash crashes, such as limit-down circuit breakers. As a result, the prices of digital assets such as XRP on digital asset exchanges may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Tools to detect and deter fraudulent or manipulative trading activities (such as market manipulation, front-running of trades, and wash-trading) may not be available to or employed by digital asset exchanges or may not exist at all. As a result, the marketplace may lose confidence in, or may experience problems relating to, these venues.

The closure or temporary shutdown of XRP exchanges due to fraud, business failure, hackers or malware, or government-mandated regulation may reduce confidence in the XRP Ledger and can slow down the mass adoption of XRP. Further, spot market failures or that of any other major component of the overall XRP ecosystem can have an adverse effect on XRP markets and the price of XRP and could therefore have a negative impact on the performance of the Fund. Furthermore, the closure or temporary shutdown of an XRP spot market may impact the Fund’s ability to determine the value of its XRP holdings or for the Fund’s Authorized Participants to effectively arbitrage the Shares.

Cybersecurity. As a digital asset, XRP is subject to the risk that malicious actors will exploit flaws in its code or structure that will allow them to, among other things, steal XRP held by others, control the blockchain, or steal personally identifying information. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of XRP and any XRP-related investments and therefore the value of an investment in the Fund.

Forks. XRP, along with many other digital assets, are open source projects. The infrastructure and ecosystem that powers the XRP Ledger are developed by different parties, including affiliated and non-affiliated engineers, developers, validators, platform developers, evangelists, marketers, exchange operators and other companies based around a service regarding XRP, each of whom may have different motivations, drivers, philosophies and incentives.

Forks may have a detrimental effect on the value of XRP. Forks can also introduce new security risks.

Kurv XRP Enhanced Income ETF | Risks Related to the Regulation of XRP [Member]
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Risks Related to the Regulation of XRP. Any final determination by a court that XRP or any other digital asset is a “security” or “commodity” may adversely affect the value of XRP and the value of the Fund’s shares, and, if XRP is not, or cannot, be registered as a security, result in a potential termination of the Fund. Depending on its characteristics, a digital asset may be considered a “security” under the federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC did not consider Bitcoin or ETH to be securities, and does not currently consider Bitcoin to be a security. The SEC staff has also provided informal assurances via no-action letter to a handful of promoters that their digital assets are not securities. The SEC staff’s guidance regarding whether a digital asset is or is not a security is not determinative or binding and a court may come to a different conclusion.

On the other hand, the SEC has brought enforcement actions against the issuers and promoters of several digital assets on the basis that the digital assets in question are securities. More recently, the SEC has also brought enforcement actions against various digital asset trading platforms for allegedly operating unregistered securities exchanges on the basis that certain of the digital assets traded on their platforms are securities. For example, in June 2023, the SEC brought a complaint against Coinbase (the “Coinbase Complaint”) alleging violations of a variety of securities laws. In its complaints, the SEC asserted that XRP is a security under the federal securities laws. In February 2025, the SEC withdrew the Coinbase Complaint.

Whether a digital asset is a security under the federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act. Digital assets as such do not appear in any of these lists, although each list includes the terms “investment contract,” “note,” and “transferable shares” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the Howey and Reves tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both tests. Adding to the complexity, the courts, the SEC and the SEC staff have indicated that the security status of a particular instrument, such as a digital asset, can change overtime as the relevant facts evolve.

As part of determining whether XRP is a security for purposes of the federal securities laws, the Fund takes into account a number of factors, including the various definitions of “security” under the federal securities laws and federal court decisions interpreting elements of these definitions, such as the U.S. Supreme Court’s decisions in the Howey and Reves cases, as well as reports, orders, press releases, public statements and speeches by the SEC, its commissioners and its staff providing guidance on when a digital asset may be a security for purposes of the federal securities laws. Through this process, and the recent listing of CFTC regulated futures contracts, a reasonable argument exists that XRP is not a security for purposes of the Securities Act of 1933 and the Securities Exchange Act of 1934, in light of the uncertainties inherent in the Howey and Reves tests.

If an appropriate court determines that XRP is a security, the Advisor would not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

Kurv XRP Enhanced Income ETF | XRP Futures Risk [Member]
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XRP Futures Risk. The market for XRP futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the XRP futures market has grown substantially since XRP futures commenced trading, there can be no assurance that this growth will continue. The price for XRP futures contracts is based on a number of factors, including the supply of and the demand for XRP futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for XRP futures contracts.

Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Fund’s ability to achieve its desired exposure to XRP futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like XRP futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk.

The performance of XRP futures contracts, in general, has historically been highly correlated to the performance of XRP. However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of XRP futures contracts and decrease the correlation between the performance of XRP futures contracts and XRP, over short or even long-term periods. In the event that there are persistent disconnects between XRP and XRP futures, the Fund may not be able to obtain the desired exposure and may not be able to achieve its investment objective.

In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of XRP. To the extent the Fund is invested in back-month XRP future contracts, the performance of the Fund should be expected to deviate more significantly from the performance of XRP. Moreover, price differences between XRP and XRP futures will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in XRP, including larger losses or smaller gains.

Kurv XRP Enhanced Income ETF | XRP ETF Investing Risk [Member]
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XRP ETF Investing Risk. Issuer-specific attributes related to ETFs in which the XRP Fund may invest may cause an investment held by the XRP Fund to be more volatile than the market generally. The value of an individual security or asset or particular type of security or asset may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the XRP Fund invests in ETFs it will incur costs associated with such funds, including management fees and fees and expenses borne by shareholders of such ETFs. The value of shares in an ETF may not replicate the performance of XRP and the XRP Fund’s investments in the ETFs will not perform exactly the same as the XRP Fund’s direct investments in XRP.

Kurv XRP Enhanced Income ETF | Risk Lose Money [Member]
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Risk [Text Block]	The XRP Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the XRP Fund.
Kurv XRP Enhanced Income ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	Non-Diversification Risk: The XRP Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.